UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Grant Park Dynamic Allocation Fund

Class A Shares (GPKAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Dynamic Allocation Fund for the period of December 27, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/dynamic-allocation-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$47	1.83%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Fund Statistics

Net Assets	$24,369,608
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$0
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.6%
Money Market Funds	79.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
71.6%
Equity
14.3%
Commodity
4.3%
Other Assets in Excess of Liabilities
9.8%

Value	Value
Other Assets in Excess of Liabilities	9.8%
Commodity	4.3%
Equity	14.3%
Money Market Funds	71.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Developed Markets ETF	7.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4%
Vanguard Real Estate ETF	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Grant Park Dynamic Allocation Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/dynamic-allocation-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GPKAX

Grant Park Dynamic Allocation Fund

Class I Shares (GPKIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Dynamic Allocation Fund for the period of December 27, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/dynamic-allocation-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$41	1.58%Footnote Reference*

* Annualized

  Had the Fund been open the full reporting period, expenses would be higher.

Fund Statistics

Net Assets	$24,369,608
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$0
Portfolio Turnover	18%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.6%
Money Market Funds	79.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.8%
Commodity	4.3%
Equity	14.3%
Money Market Funds	71.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Developed Markets ETF	7.9%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4.4%
Vanguard Real Estate ETF	3.8%
Vanguard FTSE Emerging Markets ETF	2.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Grant Park Dynamic Allocation Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/dynamic-allocation-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GPKIX

Grant Park Multi Alternative Strategies Fund

Class A Shares (GPAAX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$86	1.75%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$324,276,756
Number of Portfolio Holdings	35
Advisory Fee	$2,076,832
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	42.0%
Exchange-Traded Funds	19.3%
Money Market Funds	29.0%
U.S. Government & Agencies	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
27.4%
Agency
18.9%
Financials
18.6%
Equity
11.2%
U.S. Treasury Obligations
9.1%
Commodity
5.9%
Technology
1.5%
Fixed Income
1.1%
CMO
0.6%
Other Assets in Excess of Liabilities
5.7%

Value	Value
Other Assets in Excess of Liabilities	5.7%
CMO	0.6%
Fixed Income	1.1%
Technology	1.5%
Commodity	5.9%
U.S. Treasury Obligations	9.1%
Equity	11.2%
Financials	18.6%
Agency	18.9%
Money Market Funds	27.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.3%
Federal Home Loan Banks, 1.500%, 07/21/26	4.2%
iShares Gold Trust	3.9%
Federal National Mortgage Association, 0.850%, 06/30/26	3.9%
United States Treasury Bill, 3.760%, 04/08/25	3.1%
United States Treasury Bill, 4.210%, 09/11/25	3.0%
United States Treasury Bill, 4.090%, 10/30/25	3.0%
Federal Home Loan Banks, 1.750%, 06/30/26	3.0%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	2.9%
Federal Home Loan Banks, 1.375%, 06/30/27	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Grant Park Multi Alternative Strategies Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GPAAX

Grant Park Multi Alternative Strategies Fund

Class C Shares (GPACX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$123	2.50%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$324,276,756
Number of Portfolio Holdings	35
Advisory Fee	$2,076,832
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	42.0%
Exchange-Traded Funds	19.3%
Money Market Funds	29.0%
U.S. Government & Agencies	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.7%
CMO	0.6%
Fixed Income	1.1%
Technology	1.5%
Commodity	5.9%
U.S. Treasury Obligations	9.1%
Equity	11.2%
Financials	18.6%
Agency	18.9%
Money Market Funds	27.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.3%
Federal Home Loan Banks, 1.500%, 07/21/26	4.2%
iShares Gold Trust	3.9%
Federal National Mortgage Association, 0.850%, 06/30/26	3.9%
United States Treasury Bill, 3.760%, 04/08/25	3.1%
United States Treasury Bill, 4.210%, 09/11/25	3.0%
United States Treasury Bill, 4.090%, 10/30/25	3.0%
Federal Home Loan Banks, 1.750%, 06/30/26	3.0%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	2.9%
Federal Home Loan Banks, 1.375%, 06/30/27	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Grant Park Multi Alternative Strategies Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GPACX

Grant Park Multi Alternative Strategies Fund

Class I Shares (GPAIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$74	1.50%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$324,276,756
Number of Portfolio Holdings	35
Advisory Fee	$2,076,832
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	42.0%
Exchange-Traded Funds	19.3%
Money Market Funds	29.0%
U.S. Government & Agencies	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.7%
CMO	0.6%
Fixed Income	1.1%
Technology	1.5%
Commodity	5.9%
U.S. Treasury Obligations	9.1%
Equity	11.2%
Financials	18.6%
Agency	18.9%
Money Market Funds	27.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.3%
Federal Home Loan Banks, 1.500%, 07/21/26	4.2%
iShares Gold Trust	3.9%
Federal National Mortgage Association, 0.850%, 06/30/26	3.9%
United States Treasury Bill, 3.760%, 04/08/25	3.1%
United States Treasury Bill, 4.210%, 09/11/25	3.0%
United States Treasury Bill, 4.090%, 10/30/25	3.0%
Federal Home Loan Banks, 1.750%, 06/30/26	3.0%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	2.9%
Federal Home Loan Banks, 1.375%, 06/30/27	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Grant Park Multi Alternative Strategies Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GPAIX

Grant Park Multi Alternative Strategies Fund

Class N Shares (GPANX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$86	1.75%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$324,276,756
Number of Portfolio Holdings	35
Advisory Fee	$2,076,832
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	42.0%
Exchange-Traded Funds	19.3%
Money Market Funds	29.0%
U.S. Government & Agencies	9.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.7%
CMO	0.6%
Fixed Income	1.1%
Technology	1.5%
Commodity	5.9%
U.S. Treasury Obligations	9.1%
Equity	11.2%
Financials	18.6%
Agency	18.9%
Money Market Funds	27.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.3%
Federal Home Loan Banks, 1.500%, 07/21/26	4.2%
iShares Gold Trust	3.9%
Federal National Mortgage Association, 0.850%, 06/30/26	3.9%
United States Treasury Bill, 3.760%, 04/08/25	3.1%
United States Treasury Bill, 4.210%, 09/11/25	3.0%
United States Treasury Bill, 4.090%, 10/30/25	3.0%
Federal Home Loan Banks, 1.750%, 06/30/26	3.0%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	2.9%
Federal Home Loan Banks, 1.375%, 06/30/27	2.9%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Grant Park Multi Alternative Strategies Fund

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-GPANX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Grant Park Multi Alternative Strategies Fund

Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX

Class N shares: GPANX

Grant Park Dynamic Allocation Fund

	Class A shares: GPKAX	Class I shares: GPKIX

Semi-Annual Consolidated Financial Statements
and Additional Information
March 31, 2025

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 18.2%
	COMMODITY - 5.9%
476,645	Invesco Optimum Yield Diversified Commodity	$6,496,671
214,620	iShares Gold Trust(a),(b)	12,653,996
		19,150,667
	EQUITY - 11.2%
7,690	iShares Core S&P 500 ETF	4,321,011
16,746	iShares MSCI ACWI ETF	1,949,067
36,245	iShares MSCI ACWI ex U.S. ETF	2,009,785
24,279	iShares MSCI EAFE ETF	1,984,323
31,556	iShares MSCI EAFE Small-Cap ETF	2,004,753
45,217	iShares MSCI Emerging Markets ETF	1,975,983
6,217	iShares Russell 1000 ETF	1,907,003
8,678	iShares Russell 2000 ETF	1,731,174
21,941	iShares Russell Mid-Cap ETF	1,866,521
20,960	iShares U.S. Real Estate ETF	2,006,920
138,484	Vanguard FTSE Developed Markets ETF	7,039,141
82,732	Vanguard FTSE Emerging Markets ETF	3,744,450
40,149	Vanguard Real Estate ETF	3,635,090
		36,175,221
	FIXED INCOME - 1.1%
61,398	Vanguard Long-Term Treasury ETF	3,537,139

	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,781,449)	58,863,027

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	BONDS & NOTES — 39.6%
	SOFTWARE — 1.5%
5,000,000	Microsoft Corporation	3.1250	11/03/25	4,969,936

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.1%
10,000,000	Federal Home Loan Banks(c)	1.7500	06/30/26	9,765,654
14,000,000	Federal Home Loan Banks(c)	1.5000	07/21/26	13,595,765
4,250,000	Federal Home Loan Banks(c)	2.0000	05/27/27	4,166,106
10,000,000	Federal Home Loan Banks(c)	1.3750	06/30/27	9,545,300

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	BONDS & NOTES — 39.6% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.1% (Continued)
10,000,000	Federal Home Loan Banks(c)	1.5000	01/28/28	$9,484,181
10,000,000	Federal Home Loan Banks(c)	1.6250	02/24/28	9,497,889
14,750,000	Federal Home Loan Banks(c)	1.5000	02/25/28	13,992,544
10,000,000	Federal Home Loan Banks(c)	1.5000	08/16/28	9,393,142
9,900,000	Federal Home Loan Banks(c)	1.5000	08/24/28	9,444,396
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,553,287
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,912,296
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,864,623
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	12,488,908
2,130,395	Government National Mortgage Association	2.5000	12/20/49	1,848,632
				123,552,723

	TOTAL BONDS & NOTES (Cost $134,080,992)			128,522,659

		Yield Rate (%)
	U.S. GOVERNMENT & AGENCIES — 9.1%
	U.S. TREASURY BILLS — 9.1%
10,000,000	United States Treasury Bill(d)	3.7600	04/08/25	9,991,762
10,000,000	United States Treasury Bill(d)	4.0900	09/11/25	9,814,474
10,000,000	United States Treasury Bill(d)	4.2100	10/30/25	9,766,852
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $29,572,886)			29,573,088

Shares				Fair Value
	SHORT-TERM INVESTMENT — 27.4%
	MONEY MARKET FUND - 27.4%
88,744,232	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 4.27% (Cost $88,744,232) (b)(e)			88,744,232

	TOTAL INVESTMENTS - 94.3% (Cost $302,179,559)			$305,703,006
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.7%			18,573,750
	NET ASSETS - 100.0%			$324,276,756

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS
				Value and Unrealized
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Appreciation (Depreciation)
666	3 Month Euro Euribor Future	12/15/2026	$176,344,449	$(111,974)
228	CBOT 10 Year US Treasury Note	06/19/2025	25,357,875	93,640
275	CBOT 2 Year US Treasury Note Future	07/01/2025	56,972,266	(37,265)
179	CBOT 5 Year US Treasury Note	07/01/2025	19,359,969	63,015
73	CBOT Corn Future(b)	05/15/2025	1,668,963	(153,475)
145	CBOT US Treasury Bond Futures	06/19/2025	17,005,781	(86,812)
353	CME British Pound Currency Future	06/17/2025	28,484,894	8,769
45	CME E-Mini Standard & Poor’s 500 Index Future	06/23/2025	12,719,813	(362,065)
23	CME E-Mini Standard & Poor’s MidCap 400 Index	06/23/2025	6,758,780	(28,760)
43	CME Feeder Cattle Future(b)	05/23/2025	6,116,750	218,012
16	CME Live Cattle Future(b)	07/01/2025	1,303,360	23,400
30	COMEX Copper Future(b)	05/29/2025	3,775,500	190,962
131	COMEX Gold 100 Troy Ounces Future(b)	06/27/2025	41,268,930	1,108,460
5	COMEX Silver Future(b)	05/29/2025	865,275	2,275
22	Eurex DAX Index Future	06/23/2025	13,314,725	(550,308)
91	FTSE 100 Index Future	06/23/2025	10,100,792	(87,547)
118	HKG Hang Seng Index Future	04/30/2025	17,562,552	(415,626)
143	ICE US MSCI Emerging Markets EM Index Futures	06/23/2025	7,942,220	(50,355)
28	LME Copper Future(b)	06/17/2025	6,795,110	111,085
69	LME Nickel Future(b)	06/17/2025	6,578,154	(7,560)
105	LME Primary Aluminum Future(b)	06/17/2025	6,642,064	(305,349)
1	LME Zinc Future(b)	06/17/2025	71,351	(3,349)
19	NYBOT CSC C Coffee Future(b)	05/20/2025	2,705,719	(56,212)
6	NYBOT CSC Cocoa Future(b)	05/15/2025	474,120	(81,290)
251	NYBOT CSC Number 11 World Sugar Future(b)	05/01/2025	5,301,923	(161,818)
57	NYMEX Henry Hub Natural Gas Futures(b)	04/29/2025	2,347,830	(184,020)
56	NYMEX Platinum Future(b)	07/30/2025	2,877,000	63,805
20	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	05/01/2025	1,924,188	(1,634)
486	Three Month SONIA Index Futures	12/15/2026	150,927,339	(87,867)
2,159	Three-Month SOFR Futures	12/15/2026	521,209,588	476,637
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$(413,226)

OPEN FUTURES CONTRACTS
				Value and Unrealized
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Appreciation (Depreciation)
191	CBOT 30 Day Federal Funds Future	08/01/2025	$76,314,584	$(22,960)
2	CBOT Oats Future(b)	05/15/2025	34,625	388
34	CBOT Rough Rice Future(b)	05/15/2025	922,760	13,130
62	CBOT Soybean Future(b)	05/15/2025	3,145,725	(7,350)
342	CBOT Soybean Meal Future(b)	05/15/2025	10,010,340	201,250
86	CBOT Soybean Oil Future(b)	05/15/2025	2,316,324	(109,962)
85	CBOT Wheat Future(b)	05/15/2025	2,282,250	29,738
284	CME Australian Dollar Currency Future	06/17/2025	17,759,940	133,010
416	CME Canadian Dollar Currency Future	06/18/2025	29,049,280	53,539
102	CME Japanese Yen Currency Future	06/17/2025	8,566,725	157,065
12	CME Lean Hogs Future(b)	06/16/2025	457,320	13,880
123	CME Mexican Peso Currency Future	06/17/2025	2,978,445	22,370

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
				Value and Unrealized
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Appreciation (Depreciation)
199	CME New Zealand Dollar Currency Future	06/17/2025	$11,317,130	$45,185
23	CME Swiss Franc Currency Future	06/17/2025	3,279,513	5,175
104	Eurex 10 Year Euro BUND Future	06/09/2025	14,495,640	219,054
259	Eurex 2 Year Euro SCHATZ Future	06/09/2025	29,970,080	(81,907)
21	Eurex 30 Year Euro BUXL Future	06/09/2025	2,709,575	143,944
149	Eurex 5 Year Euro BOBL Future	06/09/2025	18,988,110	76,978
8	Euro-BTP Italian Bond Futures	06/09/2025	1,017,159	(83,165)
81	French Government Bond Futures	06/09/2025	10,751,801	185,490
6	ICE Gas Oil Future(b)	05/13/2025	409,200	(13,350)
1	LME Copper Future(b)	06/17/2025	242,683	2,217
95	LME Nickel Future(b)	06/17/2025	9,056,878	(169,324)
167	LME Primary Aluminum Future(b)	06/17/2025	10,564,045	179,381
44	LME Zinc Future(b)	06/17/2025	3,139,422	28,778
61	Long Gilt Future	06/27/2025	7,225,561	31,831
2	NYBOT CTN Frozen Concentrated Orange Juice A(b)	05/12/2025	73,065	27,570
276	NYBOT CTN Number 2 Cotton Future(b)	05/08/2025	9,222,540	154,270
144	NYBOT FINEX United States Dollar Index Future	06/17/2025	14,959,152	(10,807)
19	NYMEX Light Sweet Crude Oil Future(b)	04/23/2025	1,358,120	(98,960)
7	NYMEX NY Harbor ULSD Futures(b)	05/01/2025	670,144	(13,915)
31	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(b)	06/02/2025	313,069	(7,409)
33	SGX Nikkei 225 Stock Index Future	06/13/2025	3,927,602	132,528
63	TSE Japanese 10 Year Bond Futures	06/16/2025	58,145,031	231,652
67	WCE Canola Future(b)	05/15/2025	570,417	(1,688)
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$1,467,626

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$1,054,400

ACWI	- All Country World Index

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the GPMAS Fund Limited.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2025.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 18.6%
	COMMODITY - 4.3%
77,330	Invesco Optimum Yield Diversified Commodity	$1,054,008

	EQUITY - 14.3%
37,244	Vanguard FTSE Developed Markets ETF	1,893,113
14,848	Vanguard FTSE Emerging Markets ETF	672,020
10,032	Vanguard Real Estate ETF	908,297
		3,473,430

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,522,237)	4,527,438

	SHORT-TERM INVESTMENT — 71.6%
	MONEY MARKET FUND – 71.6%
17,443,956	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 4.27% (Cost $17,443,956) (a)(c)	17,443,956

	TOTAL INVESTMENTS - 90.2% (Cost $21,966,193)	$21,971,394
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8%	2,398,214
	NET ASSETS - 100.0%	$24,369,608

OPEN FUTURES CONTRACTS
				Value and Unrealized
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Appreciation (Depreciation)
29	3 Month Euro Euribor Future	12/15/2026	$7,678,662	$(4,576)
14	CBOT 10 Year US Treasury Note	06/19/2025	1,557,063	5,391
17	CBOT 2 Year US Treasury Note Future	07/01/2025	3,521,921	(656)
11	CBOT 5 Year US Treasury Note	07/01/2025	1,189,719	3,485
6	CBOT Corn Future(c)	05/15/2025	137,175	(1,638)
15	CBOT US Treasury Bond Futures	06/19/2025	1,759,219	(9,031)
23	CME British Pound Currency Future	06/17/2025	1,855,956	(1,969)
3	CME E-Mini Standard & Poor’s 500 Index Future	06/23/2025	847,988	(20,940)
2	CME E-Mini Standard & Poor’s MidCap 400 Index	06/23/2025	587,720	(5,915)
3	CME Feeder Cattle Future(c)	05/23/2025	426,750	8,450
1	CME Live Cattle Future(c)	07/01/2025	81,460	1,510
2	COMEX Copper Future(c)	05/29/2025	251,700	3,738
104	COMEX E-Micro Gold Futures(c)	06/27/2025	3,276,312	52,123
8	COMEX Gold 100 Troy Ounces Future(c)	06/27/2025	2,520,240	55,890
1	Eurex DAX Index Future	06/23/2025	605,215	(11,064)
8	FTSE 100 Index Future	06/23/2025	887,982	(8,064)

See accompanying notes to consolidated financial statements.

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
				Value and Unrealized
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Appreciation (Depreciation)
7	HKG Hang Seng Index Future	04/30/2025	$1,041,846	$(18,909)
11	ICE US MSCI Emerging Markets EM Index Futures	06/23/2025	610,940	(4,080)
2	LME Copper Future(c)	06/17/2025	485,365	4,140
4	LME Nickel Future(c)	06/17/2025	381,342	330
5	LME Primary Aluminum Future(c)	06/17/2025	316,289	(13,374)
330	Micro E-mini S&P 500 futures	06/23/2025	9,327,862	(29,004)
1	NYBOT CSC C Coffee Future(c)	05/20/2025	142,406	(412)
14	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2025	295,725	(7,370)
4	NYMEX Henry Hub Natural Gas Futures(c)	04/29/2025	164,760	(2,300)
3	NYMEX Platinum Future(c)	07/30/2025	154,125	2,905
1	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	05/01/2025	96,209	42
31	Three Month SONIA Index Futures	12/15/2026	9,627,052	(2,273)
138	Three-Month SOFR Futures	12/15/2026	33,314,926	26,075
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$22,504

OPEN FUTURES CONTRACTS
				Value and Unrealized
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Appreciation (Depreciation)
13	CBOT 30 Day Federal Funds Future	08/01/2025	$5,194,186	$(1,625)
2	CBOT Rough Rice Future(c)	05/15/2025	54,280	510
3	CBOT Soybean Future(c)	05/15/2025	152,213	(537)
19	CBOT Soybean Meal Future(c)	05/15/2025	556,130	7,430
5	CBOT Soybean Oil Future(c)	05/15/2025	134,670	(5,268)
6	CBOT Wheat Future(c)	05/15/2025	161,100	(125)
14	CME Australian Dollar Currency Future	06/17/2025	875,490	6,890
27	CME Canadian Dollar Currency Future	06/18/2025	1,885,409	5,379
6	CME Japanese Yen Currency Future	06/17/2025	503,925	3,910
1	CME Lean Hogs Future(c)	06/16/2025	38,110	970
8	CME Mexican Peso Currency Future	06/17/2025	193,720	1,070
10	CME New Zealand Dollar Currency Future	06/17/2025	568,700	3,350
1	CME Swiss Franc Currency Future	06/17/2025	142,588	225
6	Eurex 10 Year Euro BUND Future	06/09/2025	836,287	8,919
18	Eurex 2 Year Euro SCHATZ Future	06/09/2025	2,082,863	(712)
1	Eurex 30 Year Euro BUXL Future	06/09/2025	129,027	6,854
9	Eurex 5 Year Euro BOBL Future	06/09/2025	1,146,933	5,190
1	Euro-BTP Italian Bond Futures	06/09/2025	127,145	97
5	French Government Bond Futures	06/09/2025	663,691	7,756
1	ICE Gas Oil Future(c)	05/13/2025	68,200	(1,050)
5	LME Nickel Future(c)	06/17/2025	476,678	(5,612)
8	LME Primary Aluminum Future(c)	06/17/2025	506,061	10,257
3	LME Zinc Future(c)	06/17/2025	214,052	1,923
4	Long Gilt Future	06/27/2025	473,807	1,388
16	NYBOT CTN Number 2 Cotton Future(c)	05/08/2025	534,640	4,395
8	NYBOT FINEX United States Dollar Index Future	06/17/2025	831,064	(1,204)
1	NYMEX Light Sweet Crude Oil Future(c)	04/23/2025	71,480	(1,670)
3	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(c)	06/02/2025	30,297	(412)
1	SGX Nikkei 225 Stock Index Future	06/13/2025	119,018	1,100

See accompanying notes to consolidated financial statements.

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

OPEN FUTURES CONTRACTS (Continued)
				Value and Unrealized
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Appreciation (Depreciation)
3	TSE Japanese 10 Year Bond Futures	06/16/2025	$2,768,813	$5,356
4	WCE Canola Future(c)	05/15/2025	34,055	(300)
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$64,454

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$86,958

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the GPDA Fund Limited.

See accompanying notes to consolidated financial statements.

The Grant Park Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

	Grant Park Multi Alternative	Grant Park Dynamic
	Strategies Fund	Allocation Fund
Assets
Investment securities:
Securities at cost	$302,179,559	$21,966,193
Securities at fair value	$305,703,006	$21,971,394
Cash	—	341,787
Deposit at broker for futures contracts	17,685,459	1,933,943
Net unrealized appreciation from open futures contracts	4,448,483	247,048
Dividend and interest receivable	691,624	40,770
Receivable for fund shares sold	162,978	284,393
Receivable for securities sold	89,373	—
Receivable due from Advisor	—	5,602
Prepaid expenses and other assets	13,412	74,696
Total Assets	328,794,335	24,899,633

Liabilities
Net unrealized depreciation from open futures contracts	3,394,083	160,090
Payable for fund shares redeemed	630,146	—
Payable for investments purchased	—	343,445
Investment advisory fees payable	331,987	—
Payable to related parties	91,932	14,166
Distribution (12b-1) fees payable	17,741	1
Accrued expenses and other liabilities	51,690	12,323
Total Liabilities	4,517,579	530,025
NET ASSETS	$324,276,756	$24,369,608

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$365,439,522	$24,751,051
Accumulated deficit	(41,162,766)	(381,443)
NET ASSETS	$324,276,756	$24,369,608

See accompanying notes to consolidated financial statements.

The Grant Park Funds
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2025

	Grant Park Multi Alternative	Grant Park Dynamic
	Strategies Fund	Allocation Fund
Net Asset Value Per Share:
Class A Shares
Net Assets	$9,368,114	$997
Shares of beneficial interest outstanding	892,436	100
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$10.50	$9.97
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$11.14	$10.58

Class C Shares
Net Assets	$10,409,993
Shares of beneficial interest outstanding	1,034,501
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$10.06

Class I Shares
Net Assets	$274,432,051	$24,368,611
Shares of beneficial interest outstanding	25,797,334	2,442,326
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$10.64	$9.98

Class N Shares
Net Assets	$30,066,598
Shares of beneficial interest outstanding	2,860,438
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$10.51

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00% for Grant Park Dynamic Allocation Fund.

(b)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00% for Grant Park Multi Alternative Strategies Fund.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

The Grant Park Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months and Period Ended March 31, 2025

	Grant Park Multi Alternative	Grant Park Dynamic
	Strategies Fund	Allocation Fund *
Investment Income
Dividends	$593,709	$12,658
Interest	3,987,538	100,457
Total Investment Income	4,581,247	113,115

Expenses
Investment advisory fees	2,076,832	37,267
Distribution (12b-1) fees:
Class A	12,629	1
Class C	52,213	—
Class N	45,683	—
Administrative services fees	161,012	6,335
Third party administrative servicing fees	125,311	728
Transfer agent fees	101,002	11,637
Registration fees	54,849	1,912
Accounting services fees	39,783	8,746
Compliance officer fees	23,295	4,494
Printing and postage expenses	21,496	4,248
Legal fees	14,786	9,147
Audit and tax fees	13,712	8,521
Custodian fees	13,588	2,826
Trustees fees and expenses	10,771	2,698
Insurance expense	3,141	333
Other expenses	2,669	974
Total Expenses	2,772,772	99,867

Less: Fees waived/reimbursed by the Advisor	—	(50,956)
Total Expenses	2,772,772	48,911
Net Investment Income	1,808,475	64,204

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	316,717	(1,962)
Foreign currency transactions	(96,061)	3,031
Futures contracts	(983,273)	(538,781)
	(762,617)	(537,712)
Net change in unrealized appreciation (depreciation) of:
Investments	13,470	5,201
Foreign currency translations	(195)	(94)
Futures contracts	(8,710,050)	86,958
	(8,696,775)	92,065
Net Realized and Unrealized Loss	(9,459,392)	(445,647)
Net Decrease in Net Assets Resulting From Operations	$(7,650,917)	$(381,443)

*	The Grant Park Dynamic Allocation Fund commenced operations on December 27, 2024.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
From Operations
Net investment income	$1,808,475	$6,564,830
Net realized gain (loss) from investment, foreign currency transactions and futures contracts	(762,617)	571,004
Net change in unrealized appreciation (depreciation) of investments, foreign currency translations, and futures contracts	(8,696,775)	30,067,120
Net increase (decrease) in net assets resulting from operations	(7,650,917)	37,202,954

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(178,572)	(222,121)
Class C	(103,617)	(136,886)
Class I	(5,911,010)	(8,191,754)
Class N	(651,381)	(588,693)
Total distributions to shareholders	(6,844,580)	(9,139,454)

Capital Transactions
Class A:
Proceeds from shares sold	67,603	347,887
Net asset value of shares issued in reinvestment of distributions	167,917	205,948
Redemption fee proceeds	114	340
Payments for shares redeemed	(1,411,929)	(4,351,753)
Net decrease from capital transactions	(1,176,295)	(3,797,578)

Class C:
Proceeds from shares sold	673,013	597,150
Net asset value of shares issued in reinvestment of distributions	99,423	128,890
Redemption fee proceeds	111	347
Payments for shares redeemed	(1,079,424)	(4,646,889)
Net decrease from capital transactions	(306,877)	(3,920,502)

Class I:
Proceeds from shares sold	24,904,018	67,492,230
Net asset value of shares issued in reinvestment of distributions	5,316,806	7,087,688
Redemption fee proceeds	3,338	10,541
Payments for shares redeemed	(64,719,759)	(267,021,937)
Net decrease from capital transactions	(34,495,597)	(192,431,478)

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2025	Year Ended
	(Unaudited)	September 30, 2024
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$4,165,375	$13,529,976
Net asset value of shares issued in reinvestment of distributions	650,113	569,182
Redemption fee proceeds	454	976
Payments for shares redeemed	(13,784,051)	(11,303,250)
Net increase (decrease) from capital transactions	(8,968,109)	2,796,884

Total Decrease in Net Assets From Capital Transactions	(44,946,878)	(197,352,674)

Net Assets
Beginning of Period	383,719,131	553,008,305
End of Period	$324,276,756	$383,719,131

SHARE ACTIVITY
Class A:
Shares Sold	6,470	33,159
Shares Reinvested	16,099	20,151
Shares Redeemed	(134,515)	(420,099)
Net decrease in shares of beneficial interest outstanding	(111,946)	(366,789)

Class C:
Shares Sold	66,955	59,303
Shares Reinvested	9,922	13,125
Shares Redeemed	(107,205)	(464,679)
Net decrease in shares of beneficial interest outstanding	(30,328)	(392,251)

Class I:
Shares Sold	2,331,385	6,346,046
Shares Reinvested	503,485	684,801
Shares Redeemed	(6,068,826)	(25,434,124)
Net decrease in shares of beneficial interest outstanding	(3,233,956)	(18,403,277)

Class N:
Shares Sold	395,452	1,282,383
Shares Reinvested	62,212	55,584
Shares Redeemed	(1,310,161)	(1,081,172)
Net increase (decrease) in shares of beneficial interest outstanding	(852,497)	256,795

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2025 *
(Unaudited)

From Operations
Net investment income	$64,204
Net realized loss from investment transactions and futures contracts	(537,712)
Net change in unrealized appreciation of investments and futures contracts	92,065
Net decrease in net assets resulting from operations	(381,443)

Capital Transactions
Class A:
Proceeds from shares sold	1,100
Payments for shares redeemed	(98)
Net increase from capital transactions	1,002

Class I:
Proceeds from shares sold	24,761,963
Redemption fee proceeds	37
Payments for shares redeemed	(11,951)
Net increase from capital transactions	24,750,049

Total Increase in Net Assets From Capital Transactions	24,751,051

Net Assets
Beginning of Period	$—
End of Period	$24,369,608

*	The Grant Park Dynamic Allocation Fund commenced operations on December 27, 2024.

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
March 31, 2025 *
(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	110
Shares Redeemed	(10)
Net increase in shares of beneficial interest outstanding	100

Class I:
Shares Sold	2,443,482
Shares Redeemed	(1,156)
Net increase in shares of beneficial interest outstanding	2,442,326

*	The Grant Park Dynamic Allocation Fund commenced operations on December 27, 2024.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period	$10.90		$10.17	$10.66	$11.68	$10.85	$11.84
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.14	0.13	(0.10)	(0.13)	(0.03)
Net realized and unrealized gain (loss)	(0.26)		0.77	(0.37)	0.26	1.13	0.42
Total from investment operations	(0.22)		0.91	(0.24)	0.16	1.00	0.39
Less distributions from:
Net investment income	(0.18)		(0.18)	(0.25)	(0.50)	(0.04)	(1.19)
Net realized gains	—		—	—	(0.68)	(0.13)	(0.19)
Total distributions	(0.18)		(0.18)	(0.25)	(1.18)	(0.17)	(1.38)
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.50		$10.90	$10.17	$10.66	$11.68	$10.85
Total return (3)	(1.99	)% (7)	9.05%	(2.27)%	1.31%	9.39%	3.72%
Net assets, at end of period (000s)	$9,368		$10,950	$13,948	$21,446	$18,474	$11,465
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.75	% (6)	1.73%	1.71%	1.68%	1.74%	1.78%
Ratio of net expenses to average net assets	1.75	% (6)	1.73%	1.71%	1.68%	1.74%	1.79	% (5)
Ratio of net investment income (loss) to average net assets	0.84	% (6)	1.35%	1.25%	(0.88)%	(1.11)%	(0.31)%
Portfolio Turnover Rate	13	% (7)	40%	1%	9%	39%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

(6)	Annualized for periods less than one full year.

(7)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period	$10.41		$9.72	$10.20	$11.23	$10.47	$11.47
Activity from investment operations:
Net investment income (loss) (1)	0.00	(2)	0.06	0.05	(0.17)	(0.20)	(0.11)
Net realized and unrealized gain (loss)	(0.25)		0.73	(0.35)	0.24	1.09	0.41
Total from investment operations	(0.25)		0.79	(0.30)	0.07	0.89	0.30
Less distributions from:
Net investment income	(0.10)		(0.10)	(0.18)	(0.42)	—	(1.11)
Net realized gains	—		—	—	(0.68)	(0.13)	(0.19)
Total distributions	(0.10)		(0.10)	(0.18)	(1.10)	(0.13)	(1.30)
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.06		$10.41	$9.72	$10.20	$11.23	$10.47
Total return (3)	(2.40	)% (7)	8.20%	(2.98)%	0.50%	8.60%	2.96%
Net assets, at end of period (000s)	$10,410		$11,088	$14,162	$16,135	$13,553	$11,109
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	2.50	% (6)	2.48%	2.46%	2.43%	2.49%	2.52%
Ratio of net expenses to average net assets	2.50	% (6)	2.48%	2.46%	2.43%	2.49%	2.53	% (5)
Ratio of net investment income (loss) to average net assets	0.09	% (6)	0.60%	0.55%	(1.62)%	(1.86)%	(1.04)%
Portfolio Turnover Rate	13	% (7)	40%	1%	9%	39%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

(6)	Annualized for periods less than one full year.

(7)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period	$11.06		$10.32	$10.81	$11.83	$10.99	$11.97
Activity from investment operations:
Net investment income (loss) (1)	0.06		0.17	0.16	(0.07)	(0.10)	(0.01)
Net realized and unrealized gain (loss)	(0.27)		0.78	(0.37)	0.26	1.14	0.45
Total from investment operations	(0.21)		0.95	(0.21)	0.19	1.04	0.44
Less distributions from:
Net investment income	(0.21)		(0.21)	(0.28)	(0.53)	(0.07)	(1.23)
Net realized gains	—		—	—	(0.68)	(0.13)	(0.19)
Total distributions	(0.21)		(0.21)	(0.28)	(1.21)	(0.20)	(1.42)
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.64		$11.06	$10.32	$10.81	$11.83	$10.99
Total return (3)	(1.87	)% (7)	9.34%	(1.99)%	1.53%	9.59%	4.12%
Net assets, at end of period (000s)	$274,432		$321,138	$489,686	$713,252	$405,503	$277,842
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.50	% (6)	1.48%	1.46%	1.43%	1.49%	1.52%
Ratio of net expenses to average net assets	1.50	% (6)	1.48%	1.46%	1.43%	1.49%	1.53	% (5)
Ratio of net investment income (loss) to average net assets	1.09	% (6)	1.60%	1.51%	(0.59)%	(0.86)%	(0.11)%
Portfolio Turnover Rate	13	% (7)	40%	1%	9%	39%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

(6)	Annualized for periods less than one full year.

(7)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period	$10.92		$10.19	$10.67	$11.70	$10.87	$11.86
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.14	0.13	(0.09)	(0.13)	(0.04)
Net realized and unrealized gain (loss)	(0.27)		0.77	(0.35)	0.24	1.13	0.44
Total from investment operations	(0.23)		0.91	(0.22)	0.15	1.00	0.40
Less distributions from:
Net investment income	(0.18)		(0.18)	(0.26)	(0.50)	(0.04)	(1.20)
Net realized gains	—		—	—	(0.68)	(0.13)	(0.19)
Total distributions	(0.18)		(0.18)	(0.26)	(1.18)	(0.17)	(1.39)
Paid-in-capital from redemption fees (2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.51		$10.92	$10.19	$10.67	$11.70	$10.87
Total return (3)	(2.05	)% (7)	9.03%	(2.15)%	1.22%	9.37%	3.79%
Net assets, at end of period (000s)	$30,067		$40,543	$35,213	$56,938	$23,306	$16,112
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.75	% (6)	1.73%	1.71%	1.68%	1.74%	1.77%
Ratio of net expenses to average net assets	1.75	% (6)	1.73%	1.71%	1.68%	1.74%	1.78	% (5)
Ratio of net investment income (loss) to average net assets	0.84	% (6)	1.35%	1.26%	(0.78)%	(1.11)%	(0.33)%
Portfolio Turnover Rate	13	% (7)	40%	1%	9%	39%	49%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(5)	Represents the ratio of expenses to average net assets after advisor recapture of waived/reimbursement fees from prior periods.

(6)	Annualized for periods less than one full year.

(7)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
	Six Months Ended
	March 31, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized loss	(0.07)
Total from investment operations	(0.03)
Net asset value, end of period	$9.97
Total return (3)	(0.30	)% (7)
Net assets, at end of period	$997	(5)
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	3.48	% (6)
Ratio of net expenses to average net assets	1.83	% (6)
Ratio of net investment income to average net assets	1.82	% (6)
Portfolio Turnover Rate	18	% (7)

(1)	The Grant Park Dynamic Allocation Fund Class A shares commenced operations December 27, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the advisor not waived fees and reimbursed expenses.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(5)	Actual net assets, not truncated.

(6)	Annualized for periods less than one full year.

(7)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	Six Months Ended
	March 31, 2025 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.05
Net realized and unrealized loss	(0.07)
Total from investment operations	(0.02)
Paid-in-capital from redemption fees (3)	0.00
Net asset value, end of period	$9.98
Total return (4)	(0.20	)% (7)
Net assets, at end of period (000s)	$24,369
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)	3.23	% (6)
Ratio of net expenses to average net assets	1.58	% (6)
Ratio of net investment income to average net assets	2.07	% (6)
Portfolio Turnover Rate	18	% (7)

(1)	The Grant Park Dynamic Allocation Fund Class I shares commenced operations December 27, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the advisor not waived fees and reimbursed expenses.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(6)	Annualized for periods less than one full year.

(7)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

The Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2025

1.	ORGANIZATION

The Grant Park Multi Alternative Strategies Fund (“GPMASF”) and the Grant Park Dynamic Allocation Fund (“GPDAF”) (each a “Fund” and collectively the “Funds”) are each diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open -end management investment companies. Each Fund’s investment objective is to provide positive absolute returns. GPMASF and GPDAF commenced operations on December 31, 2013 and December 27, 2024, respectively.

GPMASF offers four classes of shares, Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. GPDAF offers two classes of shares, Class A, and Class I. Class I shares are offered at net asset value. The Funds Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. Each class of shares of the Funds have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08. Class specific expenses are allocated to that share class.

Operating Segments- The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end and closed-end investment companies are valued at net asset value.

The Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2025

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025 for the Funds’ investments measured at fair value:

GPMASF
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$58,863,027	$—	$—	$58,863,027
Bonds & Notes	—	128,522,659	—	128,522,659
U.S. Government & Agencies	—	29,573,088	—	29,573,088
Short-Term Investment	88,744,232	—	—	88,744,232
Net unrealized appreciation from open futures	4,448,483	—	—	4,448,483
Total	$152,055,742	$158,095,747	$—	$310,151,489

Liabilities *	Level 1	Level 2	Level 3	Total
Net unrealized depreciation from open futures	$3,394,083	$—	$—	$3,394,083
Total	$3,394,083	$—	$—	$3,394,083

GPDAF
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,527,438	$—	$—	$4,527,438
Short-Term Investment	17,443,956	—	—	17,443,956
Net unrealized appreciation from open futures	247,048	—	—	247,048
Total	$22,218,442	$—	$—	$22,218,442

Liabilities *	Level 1	Level 2	Level 3	Total
Net unrealized depreciation from open futures	$160,090	$—	$—	$160,090
Total	$160,090	$—	$—	$160,090

The Funds did not hold any Level 3 securities during the year.

*	Refer to the Consolidated Schedule of Investments for security classifications.

Offsetting of Financial Assets and Derivative Assets

The Funds policy is to present assets and liabilities on a gross basis equal to the unrealized appreciation (depreciation) for futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of March 31, 2025:

GPMASF
		Gross and Net Amounts of
Assets:	Counterparty	Recognized Assets	Financial Instruments	Cash Collateral Pledged(1)	Net Amount
	ADM Investor Services, Inc.	$1,558,203	$(808,649)	$—	$749,554
	RJ O’Brien	2,890,280	(2,585,434)	—	304,846
Total		$4,448,483	$(3,394,083)	$—	$1,054,400

		Gross and Net Amounts of		Cash Collateral
Liabilities:		Recognized Liabilities	Financial Instruments	Pledged/(Received)(1)	Net Amount
	ADM Investor Services, Inc.	$(808,649)	$808,649	$—	$—
	RJ O’Brien	(2,585,434)	2,585,434	—	—
Total		$(3,394,083)	$3,394,083	$—	$—

(1)	Over-collateralization of total financial instruments or cash is not shown.

The Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2025

GPDAF
		Gross and Net Amounts of
Assets:	Counterparty	Recognized Assets	Financial Instruments	Cash Collateral Pledged(1)	Net Amount
	ADM Investor Services, Inc.	$52,123	$(34,254)	$—	$17,869
	RJ O’Brien	194,925	(125,836)	—	69,089
Total		$247,048	$(160,090)	$—	$86,958

		Gross and Net Amounts of		Cash Collateral
Liabilities:		Recognized Liabilities	Financial Instruments	Pledged/(Received)(1)	Net Amount
	ADM Investor Services, Inc.	$(34,254)	$34,254	$—	$—
	RJ O’Brien	(125,836)	125,836	—	—
Total		$(160,090)	$160,090	$—	$—

(1)	Over-collateralization of total financial instruments or cash is not shown.

Impact of Derivatives on the Consolidated Statements of Assets and Liabilities

The following is a summary of the location of derivative investments on the Funds Consolidated Statements of Assets and Liabilities for the six months and period ended March 31, 2025:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation from open futures contracts
Net unrealized depreciation from open futures contracts

The following table sets forth the fair value of the Funds derivative contracts by primary risk exposure for the six months and period ended March 31, 2025:

Asset Derivatives Investment Fair Value
				Commodity	Interest Rate	Total as of
Fund	Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	March 31, 2025
GPMASF	Futures	$132,528	$425,113	$2,368,601	$1,522,241	$4,448,483
GPDAF	Futures	1,100	20,824	154,613	70,511	247,048

Liability Derivatives Investment Fair Value
				Commodity	Interest Rate	Total as of
Fund	Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	March 31, 2025
GPMASF	Futures	$(1,494,661)	$(10,807)	$(1,376,665)	$(511,950)	$(3,394,083)
GPDAF	Futures	(97,976)	(3,173)	(40,068)	(18,873)	(160,090)

Impact of Derivatives on the Consolidated Statements of Operations

The following is a summary of the location of derivative investments on the Funds Consolidated Statements of Operations for the six months and period ended March 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2025

The following is a summary of the Funds net realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure for the six months and period ended March 31, 2025:

Net realized gain (loss) on derivatives recognized in the Consolidated Statements of Operations
	Derivative			Commodity	Interest Rate	Total for the six months or
Fund	Investment Type	Equity Risk	Currency Risk	Risk	Risk	period ended March 31, 2025
GPMASF	Futures	$4,008,115	$(229,504)	$2,851,142	$(7,613,026)	$(983,273)
GPDAF	Futures	(450,960)	(135,179)	185,256	(137,898)	(538,781)

Net change in net unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statements of Operations
	Derivative			Commodity	Interest Rate	Total for the six months or
Fund	Investment Type	Equity Risk	Currency Risk	Risk	Risk	period ended March 31, 2025
GPMASF	Futures	$(4,984,533)	$(893,592)	$(1,566,970)	$(1,264,955)	$(8,710,050)
GPDAF	Futures	(96,876)	17,651	114,545	51,638	86,958

Consolidation of Subsidiary – The consolidated financial statements of the GPMASF include GPMAS Fund Limited (“GPMAS”), a wholly owned and controlled subsidiary. The consolidated financial statements of the GPDAF include GPDA Fund Limited (“GPDA”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies. GPMAS commenced operations on December 31, 2013. GPDAF commenced operations on December 27, 2024.

A summary of the Funds’ investments in GPMAS and GPDA are as follows:

GPMAS Fund Limited (GPMAS)
March 31, 2025
Fair Value of GPMAS	$36,157,503
Other Assets	$—
Total Net Assets	$36,157,503
Percentage of the Fund’s Total Net Assets	11.2%
GPDA Fund Limited (GPDA)
March 31, 2025
Fair Value of GPMAS	$785,058
Other Assets	$—
Total Net Assets	$785,058
Percentage of the Fund’s Total Net Assets	3.2%

For tax purposes, GPMAS and GPDAF are exempted Cayman investment companies. GPMAS and GPDAF received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GPMAS and GPDAF are controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly- owned controlled foreign corporation, GPMAS’s and GPDAF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

The Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2025

The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of March 31, 2025 as disclosed in the Consolidated Schedule of Investments and the amounts of net realized gain and losses and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased to the earlier of the call date or the maturity of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statements of Operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually for the Funds. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by the Funds on returns filed for open tax years 2021 to 2023 or expected to be taken in the Fund’s September 30, 2024 year-end tax return. The Funds identify its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Management Risk – The Advisor’s judgements regarding the attractiveness of investing in certain securities and derivatives may prove incorrect and may result in significant losses to the Funds.

The Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2025

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The Funds could be unable to recover assets held at the prime broker, including assets directly traceable to the Funds, in the event of the broker’s bankruptcy. The Funds do not anticipate any material losses as a result of this concentration.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, for the six month and period ended March 31, 2025 amounted to:

Fund	Purchases	Sales
GPMASF	$25,277,415	$50,070,645
GPDAF	4,838,844	314,645

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dearborn Capital Management, LLC, serves as the Funds’ investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Funds and is paid by the Advisor, not the Fund. Richmond Quantitative Advisors, LLC serves as a sub-advisor for GPDAF and is paid by the Advisor, not the Fund

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, GPMASF and GPDAF pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.18% and 1.23%, respectively, of the applicable Fund’s average daily net assets.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Funds, effective January 28, 2016 the Advisor has agreed, at least until January 31, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Funds’ service providers, other than the Advisor)) so that the annual operating expenses of GPMASF do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the GPMASF’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively, and that the annual operating expenses of GPDAF do not exceed 1.83%, and 1.58% per annum of the GPDAF’s average daily net assets for Class A, and Class I shares, respectively (the “Expense Limitation”). For the six months and period ended March 31, 2025, the Advisor earned $2,076,832 and $37,267 in management fees for the GPMASF and GPDAF, respectively.

With respect to the Funds, if the Advisor waives any applicable fees or reimburses any expense pursuant to the operating expenses limitation agreement, and the Funds’ operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years after the end of the fiscal year

The Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2025

during which the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits at the time of waiver or reimbursement or the then-current expense limits at the time of recoupment. For the six month ended March 31, 2025, the Advisor recaptured $0 of previously waived expenses and there are none available for recoupment for GPMASF. For the period ended March 31, 2025, the Advisor waived expense of $50,956 for GPDAF.

The Trust, with respect to the Funds, have adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares of the Funds (the “Plan”). The Plan provides that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of the Funds, respectively. Pursuant to the Plan, the Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of the Funds shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months and period ended March 31, 2025, the GPMASF and GPDAF incurred $110,525 and $1, respectively, in fees, pursuant to the Plan.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds principal underwriter in a continuous public offering of the Funds Class A, Class C, Class I and Class N shares. For the six months and period ended March 31, 2025, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

	Underwriter	Amount Retained By
Fund	Commissions	Principal Underwriter
GPMASF	$1,797	$267
GPDAF	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEE PROCEEDS

The Funds may assess a short- term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 30 days for GPDAF and 60 days for GPMASF. The redemption fee is paid directly to the Fund. For the six months and period ended March 31, 2025, the redemption fees assessed for GPMASF and GPDAF were $4,017 and $37 respectively.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

GPMASF and GPDAF seek to achieve their investment objectives by investing a portion of their assets in the Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class (the “Portfolio”), ticker MVRXX, a registered open-end fund. GPMASF and GPDAF may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of GPMASF and GPDAF and its shareholders to do so. The performance of GPMASF and GPDAF will be directly affected by the performance of the Portfolio. The annual report of the Portfolio, along with the report of the independent registered public accounting firm is available at www.sec.gov. As of March 31, 2025, the percentage of GPMASF’s and GPDAF’s net assets invested in the Portfolio was 27.4% and 71.6%, respectively.

The Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2025

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2025, Charles Schwab & Co. held 43.9% of the voting securities of GPMASF and may be deemed to control GPMASF. As of March 31, 2025, National Financial Services LLC held 50.4% and Charles Schwab & Co. held 33.1% of the voting securities of GPDAF and may be deemed to control GPDAF.

9.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2024 and September 30, 2023 for GPMASF were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$9,139,454	$20,425,285
Long-Term Capital Gain	—	332
Return of Capital	—	—
	$9,139,454	$20,425,617

As of September 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis for GPMASF were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$5,480,907	$—	$—	(35,835,204)	$—	$3,687,028	$(26,667,269)

The difference between book basis and tax basis accumulated net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, foreign tax passthrough basis adjustments, and the mark-to- market on futures contracts. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $2,047.

At September 30, 2024, GPMASF had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$13,812,036	$22,023,168	$35,835,204	$—

10.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2025 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

				Tax Net Unrealized
	Cost for Federal	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax purposes	Appreciation	Depreciation	(Depreciation)
GPMASF	$311,769,005	$4,055,310	$(9,066,909)	$(5,011,599)
GPDAF	21,966,193	269,095	(176,936)	92,159

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The Grant Park Funds

Additional Information (Unaudited)

March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Dearborn Capital Management L.L.C. - Adviser to Grant Park Multi-Alternative Strategies Fund *

In connection with the regular meeting held on November 12-13, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management LLC (the “Adviser”) and the Trust, with respect to the Grant Park Multi-Alternative Strategies Fund (the “Fund”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board remarked that Adviser was founded in 1989, managed approximately $396 million in assets as of June 30, 2024, and focused on offering alternative investment strategies through public and private limited partnerships and public and private funds. The Board assessed the credentials of the key investment personnel responsible for servicing Grant Park and remarked on the depth of financial industry experience with hedge funds and alternative investment products. The Board stated that the Adviser allocated assets across four independent strategies and that strategy execution was delegated to a sub-adviser with the Adviser overseeing the investment activities to confirm that it adhered to established guidelines. The Board recognized the Adviser’s ability to ensure the Fund strategy was executed according to the prospectus by utilizing the risk management and accounting team’s oversight, noting the risk management and accounting teams also examined compliance with the Fund’s investment limitations by reviewing daily the trade activity, overall portfolio risk, diversification, and liquidity. The Board opined that the Adviser’s longstanding familiarity with liquid alternative investment strategies benefited shareholders. The Board concluded that the Adviser should continue to provide a high level of service to the Fund and its shareholders.

Performance. The Board examined the Fund’s performance and stated that it underperformed the benchmark index for the one-year period but outperformed its category median and peer group median over the same timeframe. The Board noted the Adviser’s performance for the three-year, and five-year periods, which outperformed the Bloomberg benchmark index, but underperformed the category and peer group median over the same time. They also noted that the Fund compared favorably to its peer group and category medians over the ten-year and since inception periods while outperforming its Bloomberg benchmark. The Board assessed the Fund’s standard deviation and Sharpe Ratio, observing each ranked in the top quartile over the past year and the Fund’s standard deviation was in the top quartile relative to the peer group and category across all time periods due to the risk measures utilized. They noted that at times when one or more of the four strategies did not perform well, the rate of return lagged the peer group and category medians, as demonstrated by the three-year and five-year performance. The Board determined that the Adviser persisted in providing sound performance to its shareholders.

Fees and Expenses. The Board stated that the advisory fee of 1.18% was marginally higher than the averages and medians of its peer group and Morningstar category but below the high of each. The Board evaluated the Fund’s net expense ratio of 1.50% and acknowledged it was higher than the averages and medians of the peer group and Morningstar category but well below

The Grant Park Funds

Additional Information (Unaudited)(Continued)

March 31, 2025

the category high. The Board contemplated the Adviser’s remarks that its fees and expenses were devoted to the expertise required to research, create, execute, and maintain the complex trading programs employed to drive the Fund’s investment strategies, in addition to the supervision of the sub-adviser. The Board also considered the impact of the sub-advisory fee, noting that there were no performance incentive fees paid to the sub-adviser. After further review, the Board concluded that the advisory fee for the Fund was not unreasonable.

Profitability. The Board evaluated the profitability analysis provided by the Adviser and observed that the Adviser attained a profit managing the Fund. The Board recognized the knowledge required to research, create, execute and maintain the complex trading programs that drive Grant Park’s strategies and the costs of on-going risk management and oversight associated with monitoring the trading strategies and determined the Adviser’s profitability was not excessive.

Economies of Scale. The Board contemplated whether economies of scale with respect to the Fund were attained by the Adviser. They observed the Adviser’s stance that its advisory fee was competitively priced at the Fund’s inception to provide the advantages of economies to shareholders before achieving scale. The Board stated that the Adviser was amenable to assess possible breakpoints if the Fund reached a certain level of assets. The Board noted that the Fund did not have capacity limitations.

Conclusion. The Board requested and obtained such information from the Adviser that it believed to be reasonably required to assess the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the Fund’s shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

EMC Capital Advisors, LLC - Sub-Adviser to Grant Park Multi-Alternative Strategies Fund *

In connection with the regular meeting held on November 12-13, 2024 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn Capital Management LLC (the “Adviser”) and EMC Capital Advisors, LLC (the “Sub-Adviser”), with respect to Grant Park Multi-Alternative Strategies Fund (the “Fund”). In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Board observed that the Sub-Adviser was a systematic global macro investment firm founded in 1988 and currently registered as a commodity trading adviser, commodity pool operator and investment adviser. They noted that the Sub-Adviser managed approximately $418 million in assets and provided a diversified portfolio of global commodities and financial instruments to institutional and private investors. The Board examined the background information of key investment personnel responsible for servicing the Fund, considering their education and financial industry experience. The Board noted that the Sub-Adviser made investment decisions using a quantitative research process based on price data analysis that yielded systematic investment models across four independent sub-strategies. The Board recognized that the Sub-Adviser had independent risk processes for each of the four sub-strategies and monitored compliance with the Fund’s investment limitations by incorporating trading guidelines, exposure limits, and restrictions into its trading system. They observed the Sub-Adviser’s order management services efficiently routed orders directly to futures merchants for execution and clearing of the Fund’s trades. The Board stated that the Sub-Adviser had not conveyed any cybersecurity incidents over the past year. The Board also remarked that the Sub-Adviser reported no material compliance or litigation issues since the last Sub-Advisory Agreement renewal. The Board concluded that the Sub-Advisor should continue to provide a high level of quality service to the Fund and its shareholders.

The Grant Park Funds

Additional Information (Unaudited)(Continued)

March 31, 2025

Performance. The Board discussed the Fund’s performance, noting that the Fund underperformed the benchmark index for the one-year period but outperformed its category median and peer group median over the same timeframe. The Board noted the Sub-Adviser’s performance for the three-year, and five-year periods, which outperformed the Bloomberg benchmark index, but underperformed the category and peer group median over the same time. They also noted that the Fund compared favorably to its peer group and category medians over the ten-year and since inception periods while outperforming its Bloomberg benchmark. After further dialogue, the Board established that the Sub-Adviser should continue to provide sound performance for the Fund and its shareholders.

Fees and Expenses. The Board evaluated the allocation of responsibilities between the Adviser and Sub-Adviser and the fee split between the Adviser and Sub-Adviser and observed that the Sub-Adviser received a fee equal to 0.40% of the Fund’s average daily net assets paid by the Adviser, with some concessions at lower asset levels. The Board also assessed the Fund’s sub-advisory fee compared to the Sub-Adviser’s fee for other similar accounts, acknowledging that the sub-advisory fee paid by the Adviser was lower than the average fee charged by the Sub-Adviser to other clients. The Board concluded that the sub-advisory fee was not unreasonable.

Profitability. The Board considered the Sub-Adviser’s profitability analysis in connection with the sub-advisory services provided to the Fund and considered the profit levels in both as a percentage of revenue and actual dollars. The Board contemplated the Sub-Adviser’s position that its profits were acceptable given the operational, regulatory, and reputational risks in managing the Fund. The Board concluded that the Sub-Adviser’s profits were not excessive.

Economies of Scale. The Board reviewed whether there were economies of scale with respect to the management of the Fund and considered the relative size of the Fund. They agreed that economies of scale was primarily an adviser level issue and should be contemplated with respect to the overall advisory agreement, considering the impact of the sub-advisory expense.

Conclusion. The Board requested and received such information from the Sub-Adviser as they believed to be reasonably necessary to assess the terms of the Sub-Advisory Agreement, and as aided by the advice of independent counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Dearborn Capital Management L.L.C. - Adviser to Grant Park Dynamic Allocation Fund*

In connection with the regular meeting held on November 12-13, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management LLC (the “Adviser” or “Dearborn”) and the Trust, with respect to the Grant Park Dynamic Allocation Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Board noted that Dearborn was founded in 1989 and managed approximately $396 million in client assets. The Board further noted that Dearborn’s overall investment management process, including a research-driven series of proprietary processes to uniquely evaluate a sub-adviser’s potential contribution, allowed the Adviser to effect tactical and strategic rebalancing and portfolio recalibrations. The Board discussed that the Adviser would allocate assets to sub-advisers based on quantitative measures related to current market conditions that include volatility, potential exposure to excess concentration risk, and the sub-’s historical performance across multiple time periods. The Board reviewed the backgrounds, including education and financial industry experience, of the key investment personnel who would be responsible for servicing the Fund, noting such personnel’s long tenure at Dearborn. The Board also noted that they were not aware of any

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March 31, 2025

cybersecurity incidents with respect to Dearborn, and that Dearborn reported having adequate cybersecurity protocols in place. The Board agreed that Dearborn had ample resources and expertise to provide satisfactory service to the Fund for the benefit of shareholders.

Performance. The Board noted that, as the Fund had not yet commenced operations, there was no performance data for the Fund. As information relevant to the prospects for the Fund, the Board reviewed the hypothetical returns provided by Dearborn and the performance of the Grant Park Multi-Alternative Strategies Fund, which incorporated comparable investment objectives and strategies as the Fund. The Trustees concluded that Dearborn had the experience and expertise to deliver reasonable returns to shareholders.

Fees and Expenses. The Board observed that Dearborn proposed to charge a 1.23% annual advisory fee with respect to the Fund, noting that such advisory fee was lower than its peer group average and slightly higher than the category average. The Trustees further noted that the proposed annual advisory fee was marginally higher than the advisory fee of 1.18% that Dearborn charged to Grant Park Multi-Alternative Strategies Fund executing a similar investment objective and strategy to the Fund. The Board observed that the Fund would have an estimated net expense ratio of 1.60%, which would be in the 57th percentile of the Fund’s gross expense category, and that Dearborn had agreed to an expense limitation agreement capping the Fund’s expenses at 1.58%. The Trustees agreed that the proposed fee was not unreasonable.

Economies of Scale. The Trustees considered that, as the Fund had not yet commenced operations, Dearborn had not achieved economies of scale with respect to the Fund. The Board noted, however, that Dearborn had agreed to review economies of scale with respect to the Fund if the Fund reaches $2 billion in assets under management.

Profitability. The Trustees noted that, as set forth in the pro-forma profit analysis included among the meeting materials, Dearborn expected to incur a loss with respect to its relationship with The Fund during the initial year of the relationship, and modest profits, before distribution expenses, in year two. The Trustees concluded that excessive profitability was not an issue at this time with respect to Dearborn’s relationship with the Fund.

Conclusion. Having requested and received such information from Dearborn as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the approval of the Advisory Agreement between the Trust and Dearborn on behalf of the Fund was in the best interests of the Fund and its future shareholders.

*	Due to the timing of the contract approval, these deliberations may or may not relate to the current performance results of the Fund.

EMC Capital Advisors, LLC - Sub-Adviser to Grant Park Dynamic Allocation Fund *

In connection with the regular meeting held on November 12-13, 2024 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn Capital Management LLC (the “Adviser”) and EMC Capital Advisors, LLC (the “Sub-Adviser”), with respect to Grant Park Dynamic Allocation Fund (the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Board stated that the Sub-Adviser was founded in 1988 and currently registered as a commodity trading adviser, commodity pool operator and investment adviser. They recognized that the Sub-Adviser managed approximately $418 million in assets and provided a diversified portfolio of global commodities and financial instruments to private and institutional investors. The Board evaluated the background information of key investment personnel that would be responsible

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for servicing the Fund and considered their education and financial industry experience. The Board acknowledged that the Sub-Adviser made investment decisions using a quantitative research process based on price data analysis that produced systematic investment models across four independent sub-strategies. The Board noted that the Sub-Adviser had not reported any cybersecurity incidents over the past year and reported that it maintained a strong cybersecurity program. The Board further noted that Sub-Adviser reported no material compliance or litigation issues in the prior three years. The Trustees agreed that the Sub-Adviser had ample resources and expertise to provide satisfactory service to the Fund for the benefit of shareholders.

Performance. The Board stated that, as the Fund had not yet commenced operations, there was no performance data for the Fund. As information relevant to the prospects for the Fund, the Board reviewed the performance of Grant Park Multi-Alternative Strategies Fund, which incorporated comparable investment objectives and strategies as the Fund. After further discussion, the Board agreed that the Sub-Adviser should continue to provide strong performance for the Fund and its shareholders.

Fees and Expenses. The Board reviewed the proposed fee split between the Fund’s Adviser and Sub-Adviser and allocation of responsibilities between the Adviser and Sub-Adviser, noting that the Sub-Adviser had agreed to a fee equal to 0.40% of the Fund’s average daily net assets to be paid by the Adviser, with some concessions at lower asset levels. The Board also compared the Fund’s sub-advisory fee to the sub-adviser’s fee for Grant Park Multi-Alternative Strategies Fund, which was the same, and noted that the sub-advisory fee was lower than the average fee charged by the sub-adviser to other clients. The Board concluded that the proposed sub-advisory fee was not unreasonable.

Profitability. The Board noted that, as the Fund had not yet commenced operations, there was no profitability information data with respect to the Fund. The Board considered that, as set forth in the pro-forma profit analysis included among the meeting materials, the Sub-Adviser expected to realize a small profit with respect to its relationship with the Fund during the initial two-year term of the relationship. The Board concluded that the Sub-Adviser’s anticipated profits were not excessive.

Economies of Scale. The Trustees noted that projected assets for the initial term of the agreement were modest, and it was unlikely that the Sub-Adviser could achieve material economies of scale in the near term. The Board further agreed that determining economies of scale was primarily an adviser level issue and should be considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

*	Due to the timing of the contract approval, these deliberations may or may not relate to the current performance results of the Fund.

Richmond Quantitative Advisors, LLC ––Sub-Adviser to Grant Park Dynamic Allocation Fund *

In connection with the regular meeting held on November 12-13, 2024 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn Capital Management LLC (the “Adviser”) and Richmond Quantitative Advisors, LLC (the “Sub-Adviser”), with respect to Grant Park Dynamic Allocation Fund (the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Board observed that the Sub-Adviser was founded in 2017 and was registered as an investment adviser with the state of Virginia and was in the process of registering with the SEC. They acknowledged that the Sub-Adviser managed approximately $20 million in client assets and advised on assets totaling $214 million in the form of model delivery,

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strategy support, and trading signal updates. The Board reviewed the background information of key investment personnel responsible for servicing the Fund and considered their education and financial industry experience with alternative investment products and the development of quantitative techniques. The Board noted that the Sub-Adviser leveraged technology and price data to support the quantitative techniques used to dynamically manage diversified, systematic investment strategies that combined uncorrelated assets into return streams regardless of market conditions. The Board noted that the Sub-Adviser had independent risk processes designed to offer diversification to the strategies it would manage, including regular rebalancing according to the models, and a disciplined approach to refrain from entering or maintaining positions unless the price movement models confirmed a reasonable probability of success. The Board noted that the Sub-Adviser had not reported any cybersecurity incidents over the past year. The Board further noted that Sub-Adviser reported no material compliance or litigation issues over the prior three years. The Board concluded that the sub-advisor should provide a high level of quality service to the Fund and its shareholders.

Performance. The Board noted that, as the Fund had not yet commenced operations, there was no performance data for the Fund. As information relevant to the prospects for the Fund, the Board reviewed the performance of the RQA Global Adaptive Fund, which incorporated comparable strategies as the Fund. After further discussion, the Board agreed that the Sub-Adviser could provide reasonable performance for the Fund and its future shareholders.

Fees and Expenses. The Board reviewed the proposed fee split between the Fund’s Adviser and Sub-Adviser and allocation of responsibilities between the Adviser and Sub-Adviser, noting that the Sub-Adviser had agreed to a fee equal to 0.40% of the Fund’s average daily net assets to be paid by the Adviser, with some concessions at lower asset levels. The Board also compared the Fund’s sub-advisory fee to the Sub-Adviser’s fee for other similar accounts, noting that the proposed sub-advisory fee would be lower than the average fee charged by the Sub-Adviser to other clients. The Board concluded that the proposed sub-advisory fee was not unreasonable.

Profitability. The Board observed that, as The Fund had not yet commenced operations, there was no profitability information data with respect to the Fund. The Board considered that, as set forth in the pro-forma profit analysis included among the Meeting Materials, the Sub-Adviser expected to realize a small profit with respect to its relationship with the Fund during the initial two-year term of the relationship. The Trustees concluded that excessive profitability was not an issue with respect to the Sub-Adviser’s relationship with the Fund.

Economies of Scale. The Trustees noted that, as the Fund had not yet commenced operations, economies of scale with respect to the Fund could not be achieved. The Board further agreed that economies of scale was primarily an adviser level issue and should be considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

*	Due to the timing of the contract approval, these deliberations may or may not relate to the current performance results of the Fund.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-855 -501-4758 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Dearborn Capital Management, LLC

566 W Adams St., Suite 300

Chicago, IL 60661

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/9/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/9/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	6/9/25